Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	RMCP
Entity Registrant Name	REVOLUTIONS MEDICAL CORP
Entity Central Index Key	0001041009
Entity Filer Category	Smaller Reporting Company

BALANCE SHEET (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Restated Amount	Jun. 30, 2011 Licensing Agreements	Jun. 30, 2011 Patent Development	Dec. 31, 2010 Patent Development
CURRENT ASSETS:
Cash and cash equivalents	$ 25,287	$ 69,517	$ 67,228
Cash			67,228	69,517
Due from shareholder	27,500	25,000
Other Current Assets				303,756
Prepaid expenses	285,045	278,756
Total current assets	337,832	373,274
Fixed Assets/Property and equipment, net	1,173,032	812,478	36,151	812,478
Goodwill	23,276	23,276	52,672	48,277
TOTAL ASSETS	1,578,140	1,234,028	156,051	1,234,028
Intangible assets					15,000	29,000	25,000
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	451,677	384,983	133,388	399,151
Credit cards	17,051	14,168
Accrued salaries	120,000	246,225	461,449	246,225
Accrued interest payable	34,940	1,322
Convertible promissory notes, net of discounts of $401,259 and 91,818, respectively	185,243	33,182
Embedded Derivative Liability/Embedded conversion option liabilities	706,189	160,659		160,659
Note Payable Gifford Mabie	798,144	740,569
Notes Payable and Accrued Interest			10,000	775,073
Total current liabilities	2,313,244	1,581,108	604,837	1,581,108
Total liabilities	2,313,244	1,581,108	604,837	1,581,108
Minority Interest
STOCKHOLDERS' DEFICIT/EQUITY:
Preferred stock	1,500	1,500	1,500	1,500
Common stock	49,179	42,869	35,198	42,869
Treasury Stock	(969)	(969)		(969)
Additional paid-in capital	26,749,077	25,061,270	22,515,983	25,186,271
Accumulated deficit	(27,533,890)	(25,451,751)
Deficit accumulated during the development stage			(23,001,467)	(25,576,751)
Total shareholders' deficit/equity	(735,103)	(347,080)	(448,786)	(347,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,578,140	$ 1,234,028	$ 156,051	$ 1,234,028

BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible promissory notes, discounts	$ 401,259	$ 91,818
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,500,000	1,500,000	1,500,000
Preferred stock, shares outstanding	1,500,000	1,500,000	1,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	49,178,580	42,869,909	35,197,891
Common stock, shares outstanding	49,178,580	42,869,909	35,197,891
Restated Amount
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		1,500,000
Preferred stock, shares outstanding		1,500,000
Common stock, par value		$ 0.001
Common stock, shares authorized		250,000,000
Common stock, shares issued		42,869,909
Common stock, shares outstanding		42,869,909

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		175 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
Investment Income							$ 170,753
Other Income						12,640	12,640
Revenue						12,640	183,393
Cost of Revenue
Gross profit (loss)
Operating expenses:
Research and development	111,832		111,832		303,000	257,350	2,843,406
Depreciation and Amortization					3,534	6,048	85,117
Transaction (See Note 3)							3,309,515
General and administrative expenses	996,767	(24,937)	1,823,702	205,904	1,993,905	2,109,556	19,237,274
Total operating expenses	1,108,599	(24,937)	1,935,534	205,904	2,300,439	2,372,954	25,475,312
Gain/Loss from operations	(1,108,599)	24,937	(1,935,534)	(205,904)	(2,300,439)	(2,360,314)	(25,291,919)
Non-operating income (expense):
Interest income	9		9				17,276
Interest expense						166,671	285,112
Interest expense and late fees	(112,292)		(190,828)
Gain on disposal of assets							794
Gain on extinguishment of debt					(163,312)		(152,914)
Embedded Derivative Expense / Adjustments to fair value of derivatives	22,279		44,214			(48,299)	(48,299)
Total non-operating income (expense)	(90,003)		(146,604)
Net loss before minority interest/Gain/Loss before income tax	(1,198,603)	24,937	(2,082,138)	(205,904)	(2,463,751)	(2,575,284)	(25,760,173)
Minority Interest in Subsidiary Loss							(183,422)
Income tax
Net loss from operations/Net gain/ loss	$ (1,198,603)	$ 24,937	$ (2,082,138)	$ (205,904)	$ (2,463,751)	$ (2,575,284)	$ (25,576,751)
Weighted average shares outstanding :
Weighted average shares outstanding / Basic and diluted	46,488,784	36,063,891	46,488,784	36,063,891	31,848,172	36,762,006	36,805,472
Loss per share:
Net loss per share / Basic and diluted	$ (0.03)	$ 0	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.07)	$ (0.69)

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended	175 Months Ended													12 Months Ended	175 Months Ended
	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2010 Common Stock Restated Amount	Dec. 31, 2010 Services Restated Amount	Dec. 31, 2010 Preferred Stock Restated Amount	Dec. 31, 2010 Prior to Merger Restated Amount	Dec. 31, 2010 After Merger Restated Amount	Dec. 31, 2010 Founders Restated Amount	Dec. 31, 2010 Merger with Cerro Mining Corporation Restated Amount	Dec. 31, 2010 Ives Merger Restated Amount	Dec. 31, 2010 Promissory Note Restated Amount	Dec. 31, 2010 Payment of Debt Restated Amount	Dec. 31, 2010 Convertible Debentures Restated Amount	Dec. 31, 2010 Payment of Ives Debt Restated Amount	Dec. 31, 2010 Clear Image Shareholders under Short Form Merger Restated Amount	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,082,138)	$ (2,463,751)														$ (2,575,284)	$ (25,576,751)
Adjustments to reconcile net loss to net cash used in operating activities/non-cash charges to earnings:
Depreciation	3,153
Due From Shareholder	(2,500)
Stock/Share based compensation expense		1,452,231															2,018,280
Depreciation and amortization		3,534														6,049	85,107
Purchase R&D - Clear Image																	3,309,514
Stock issued for services			4,977,262		270,000
Expenses paid by third parties/SEC settlement liability for Gifford Mabie	57,575																57,134
Contribution of services by officer and employees																	799,154
Services by officer and employees paid for with non-cash consideration																	167,500
Compensation cost for option price reduction																	50,000
Amortization debt discounts																125,000	125,000
Amortization of options and common stock issued for services																	1,775,577
Allowance for doubtful accounts																	50,900
Gain on extinguishment of debt																	(10,398)
Write-off of Notes Receivable																	14,636
Write-off of Notes Payable																	(8,239)
Write-off of organizational costs																	3,196
Write-off of zero value investments																	785,418
Write-off of leasehold improvements and computer equipment																	2,006
Compensation costs for stock options and warrants granted to non-employees																	1,205,015
(Increase) / decrease in assets:
Prepaid expenses	(6,288)
(Increase) decrease in receivables from related parties		(4,395)														(25,205)	(94,105)
Increase / (decrease) in current liabilities:
Increase (decrease) in accounts payable and accrued liabilities	(56,649)	(333,294)														1,188,405	2,413,169
Accrued Interest	33,617
(Increase) decrease in goodwill																	(23,276)
(Increase) decrease in other receivables																(274,361)	(450,938)
Increase (decrease) in accrued salaries and consulting		(696,655)														(215,224)	(21,172)
Increase (decrease) in accrued interest																1,323	92,500
Increase (decrease) in accounts payable and accrued liabilities	(56,649)	(333,294)														1,188,405	2,413,169
Net cash used in operating activities	(1,735,730)	(1,156,289)														(1,208,524)	(8,108,511)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment and furnishings/Purchases of property and equipment	(363,706)	(39,685)														(782,375)	(889,102)
Licensing and patent development	(19,000)
Investment in syringe patent development		(25,000)															(35,000)
Investment in Ives Health Company																	(251,997)
Investment in The Health Club																	(10,000)
Net cash used in investing activities	(382,706)	(64,685)														(782,375)	(1,186,099)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock to third party investors	206,470					574,477	5,329,320
Loans from shareholders																1,800	15,707
Proceeds from issuance of convertible debentures	697,592
Repayment of loans from shareholders																	(8,005)
Proceeds from convertible promissory notes	(32,575)
Repayments of Promissory Notes		(133,429)															57,325
Proceeds from exercise of options for cash	1,202,720
Common stock subscribed		(512,500)															546,500
Sale of preferred stock for cash:																	(1,000)
From exercise of stock options and warrants		558,701														96,200	2,318,168
Less: Issue Costs																	(102,318)
Common Stock issued for payment of debt																366,166	366,166
Convertible debentures issued for cash																	355,000
Payment of exclusive license note payable																	(100,000)
Treasury Stock																(969)	(969)
Net cash provided by financing activities	2,074,207	1,283,406														1,993,188	9,561,694
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(44,230)
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	69,517
CASH AND CASH EQUIVALENTS, ENDING BALANCE	25,287	67,228
CASH PAID FOR:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES AND INVESTING ACTIVITIES:
Investment in Globe Joint Venture																	(637,566)
Issuance of common stock				1,486,130				7,000	300	346,262	676,500	152,553	465,660	27,000	12,208
20 to 1 reverse stock split																	138,188
Common stock subscriptions																	69,800
Capitalized compensation cost for options granted																	1,487,700
Minority interest																	(197,567)
Change in cash		64,432														2,289	2,289
Cash at beginning of period		4,796														67,228	67,228
Cash at end of period		67,228														69,517	69,517
Supplemental disclosure of cash flow information:
Cash paid for interest and taxes during the period																	$ 57,571

STATEMENTS OF CASH FLOWS (Parenthetical)	6 Months Ended		175 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010 Restated Amount
Reverse stock split ratio			0.05
Issuance of shares of common stock in conversion of debt	129,666	0
Issuance of shares for exercise of stock options	4,673,000	0
Issuance of shares of common stock for liabilities	0	0
Issuance of shares of common stock for accrued settlement
Issuance of shares of common stock for services	850,000	0
Issuance of shares of common stock in payment of executive compensation	0	0
Issuance of shares of common stock for cashless exercise of warrants	0	0

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Deficit Accumulated during the Development Stage	Subscription Receivable	Preferred Stock	Merger with Cerro Mining Corporation	Merger with Cerro Mining Corporation Common Stock	Merger with Cerro Mining Corporation Paid-In Capital	Founders	Founders Common Stock	Third Party Issuance During Period 1st	Third Party Issuance During Period 1st Common Stock	Third Party Issuance During Period 1st Paid-In Capital	Third Party Issuance During Period 2nd	Third Party Issuance During Period 2nd Common Stock	Third Party Issuance During Period 2nd Paid-In Capital	Ives Health Company	Ives Health Company Common Stock	Ives Health Company Paid-In Capital	The Health Club	The Health Club Common Stock	The Health Club Paid-In Capital	Payment of Ives Debt	Payment of Ives Debt Common Stock	Payment of Ives Debt Paid-In Capital	Related party Promissory Notes	Related party Promissory Notes Common Stock	Related party Promissory Notes Paid-In Capital	Service	Service Common Stock	Service Paid-In Capital	Convertible Debentures	Convertible Debentures Common Stock	Convertible Debentures Paid-In Capital	Cash	Cash Common Stock	Cash Paid-In Capital	Subscription Receivable Common Stock	Subscription Receivable Paid-In Capital	Subscription Receivable	Payment of Debt	Payment of Debt Common Stock	Payment of Debt Paid-In Capital	MPI settlement costs	MPI settlement costs Common Stock	MPI settlement costs Paid-In Capital	Indemnification Cost	Indemnification Cost Common Stock	Indemnification Cost Paid-In Capital	Joint Venture	Joint Venture Common Stock	Joint Venture Paid-In Capital	Common Stock	Common Stock	Common Stock Paid-In Capital	Preferred Stock	Preferred Stock Paid-In Capital	Preferred Stock	Clear Image Shareholders under Short Form Merger	Clear Image Shareholders under Short Form Merger Common Stock	Clear Image Shareholders under Short Form Merger Paid-In Capital
Beginning Balance at Aug. 15, 1996
Stock issued (in shares)											7,000,000		578,000			218,569												64,500			90,499
Stock issued										$ 7,000	$ 7,000	$ 574,477	$ 578	$ 573,899	$ 353,720	$ 219	$ 353,501										$ 129,000	$ 65	$ 128,935	$ 173,427	$ 90	$ 173,337
Net Income (Loss)	(795,376)			(795,376)
Subscriptions Receivable (in shares)		52,757
Subscriptions Receivable	(69,800)	53	69,747
Stock issued (in shares)								531,000
Stock issued							300	531	(231)
Stock issued (in shares)																			311,240			35,000
Stock issued																		311,261	311	310,951	35,000	35	34,965
Stock Issued in Conversion of debt (in shares)																									18,513									102,673
Stock Issued in Conversion of debt																								27,000	19	26,981							75,000	103	74,897
Ending Balance at Dec. 31, 1997	890,808	9,003	1,746,982	(795,376)	(69,800)
Ending Balance (in shares) at Dec. 31, 1997		9,002,751
Stock issued (in shares)																												350,000			988,007						50,000
Stock issued																											350	350		574,549	988	573,560				91,000	50	90,950
Certificates canceled: (in shares)		(91,572)
Certificates canceled:	(40,265)	(92)	(40,173)
Options exercised (in shares)																															24,133						545,867
Options exercised																														18,100	24	18,076				359,900	546	359,354
Value of Services Contributed by Officer and Employees	114,154	114,154
Compensation Cost for Stock Options Granted To Non-Employees	918,187		918,187
Cancellation of Subscriptions Receivable from related party	69,800				69,800
Net Income (Loss)	(2,584,383)			(2,584,383)
Stock Issued in Conversion of debt (in shares)																									44,827									548,574
Stock Issued in Conversion of debt																								55,000	45	54,955							275,000	549	274,451
Ending Balance at Dec. 31, 1998	742,201	11,463	4,110,497	(3,379,759)	0
Ending Balance (in shares) at Dec. 31, 1998		11,462,587
Stock issued (in shares)																															164,069						390,693
Stock issued																														166,743	164	166,579				342,424	390	342,034
Less: Issue Costs	(16,743)		(16,743)
Options exercised (in shares)		300,000
Options exercised	150,000	300	149,700
Value of Services Contributed by Officer and Employees	280,000		280,000
Compensation Cost for Stock Options Granted To Non-Employees	89,728		89,728
Net Income (Loss)	(4,014,555)		(1,014,555)
Ending Balance at Dec. 31, 1999	739,798	12,317	5,121,795	(4,394,314)	0
Ending Balance (in shares) at Dec. 31, 1999		12,317,349
Stock issued (in shares)		862,776
Stock issued	250,388	863	249,525
Less: Issue Costs	405,000		405,000
Net Income (Loss)	(1,347,859)			(1,347,859)
Ending Balance at Dec. 31, 2000	47,327	13,180	5,776,320	(5,742,173)	0
Ending Balance (in shares) at Dec. 31, 2000		13,180,125
Stock issued (in shares)																															450,000						6,558,333		3,650,000				50,000
Stock issued																														422,450	450	422,000				1,604,700	6,558	1,598,142	3,650	543,850	(547,500)	7,500	50	7,450
Less: Issue Costs	(85,575)		(85,575)
Compensation Cost of stock issued and options granted for services (in shares)		200,000
Compensation Cost of stock issued and options granted for services	1,487,700	200	1,487,500
Compensation Cost of stock issued and options granted for services to be amortized	(1,048,754)		(1,048,754)
Net Income (Loss)	(2,199,085)		(2,199,085)
Ending Balance at Dec. 31, 2001	236,263	24,088	8,700,933	(7,941,258)	(547,500)
Ending Balance (in shares) at Dec. 31, 2001		24,088,458
Stock issued (in shares)		3,625,000
Stock issued	362,500	3,625	358,875
Options exercised (in shares)		2,006,822
Options exercised		2,007	(2,007)
Compensation Cost of stock issued and options granted for services (in shares)		1,200,000
Compensation Cost of stock issued and options granted for services	324,500	1,200	323,300
Amortized Compensation Cost of stock issued and options granted for services	759,795		759,795
Payment towards Stock Subscriptions	102,803				102,803
Net Income (Loss)	(1,933,676)			(1,933,676)
Ending Balance at Dec. 31, 2002	(147,815)	30,920	10,140,896	(9,874,934)	(444,697)
Ending Balance (in shares) at Dec. 31, 2002		30,920,280
Compensation Cost of stock issued and options granted for services (in shares)		7,000,000
Compensation Cost of stock issued and options granted for services	140,000	7,000	133,000
Amortized Compensation Cost of stock issued and options granted for services	288,959		288,959
Payment towards Stock Subscriptions	69,201			69,201
Net Income (Loss)	(1,391,519)			(1,391,518)
Stock issued and options granted for services (in shares)																																														1,140,000			4,000,000
Stock issued and options granted for services																																													140,700	1,140	139,560	80,000	4,000	76,000
Ending Balance at Dec. 31, 2003	(820,473)	43,060	10,778,415	(11,266,452)	(375,496)
Ending Balance (in shares) at Dec. 31, 2003		43,060,280
Stock issued (in shares)																															32,850,000						100,000
Stock issued																														914,000	32,850	881,150				5,000	100	4,900
Options exercised (in shares)		5,866,000
Options exercised	254,100	5,866	248,234
Exercise of Warrants (in shares)		1,462,000
Exercise of Warrants	72,100	1,462	71,638		(1,000)
Payment towards Stock Subscriptions	18,750				18,750
Net Income (Loss)	(1,552,008)			(1,552,008)
Ending Balance at Dec. 31, 2004	(1,108,531)	83,338	11,984,337	(12,818,460)	(357,746)
Ending Balance (in shares) at Dec. 31, 2004		83,338,280
Stock issued (in shares)																															21,250,000						13,039,187		5,200,000
Stock issued																														476,500	21,250	455,250				290,700	13,039	277,661	5,200	28,800	(34,000)
Options exercised (in shares)		1,800,000
Options exercised	45,000	1,800	43,200
Value of warrants granted pursuant to Joint Venture	499,733		499,733
Value of options granted for services	130,900		130,900
Reclassification of receivables against amounts owed	357,746				357,746
Net Income (Loss)	(1,310,783)			(1,310,783)
Stock issued (in shares)																																																				5,833,331
Stock issued																																																			137,833	5,833	132,000
Ending Balance at Dec. 31, 2005	(480,902)	130,460	13,551,881	(14,129,243)	(34,000)
Ending Balance (in shares) at Dec. 31, 2005		130,460,798
Stock issued (in shares)																																																							5,500,000				1,000,000
Stock issued																																																						107,500	5,500	102,000	19,000	19,000	1,000
Options exercised (in shares)																															1,000,000						3,000,000
Options exercised																														1,000	1,000					75,000	3,000	72,000
Exercise of Warrants (in shares)		6,000,000
Exercise of Warrants		6,000
Payment towards Stock Subscriptions	34,000				34,000
Capital contributed by shareholder	3,000		3,000
Cancellation of Joint Venture with Globe	(625,066)		(625,066)
Common stock issued to Globe then returned to treasury (in shares)		(500,000)
Common stock issued to Globe then returned to treasury	(12,500)	(500)	(12,000)
Compensation cost for option price reduction			50,000
Net Income (Loss)	(598,302)			(598,302)
Ending Balance at Dec. 31, 2006	(1,427,270)	145,460	13,160,815	(14,727,545)		1,000
Ending Balance (in shares) at Dec. 31, 2006		145,460,798				1,000,000
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in shares)		(138,187,826)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)		(138,188)	138,188
Stock issued (in shares)																															1,225,000						845,000
Stock issued																														390,000	1,225	388,775				300,000	845	299,155
Options exercised (in shares)		125,000
Options exercised	10,000	125	9,875
Stock compensation	223,246		223,246
Exercise of Warrants (in shares)		345,662
Exercise of Warrants	6,914	346	6,568
Issuance of restricted stock (in shares)		40,000
Issuance of restricted stock	10,000	40	9,960
Net Income (Loss)	(4,475,017)			(4,475,017)
unknown	(7,000)
Stock issued (in shares)																																																													8,273,788
Stock issued																																																												3,309,515	8,274	3,301,241
Ending Balance at Dec. 31, 2007	(1,645,612)	18,127	17,537,824	(19,202,562)		1,000
Ending Balance (in shares) at Dec. 31, 2007		18,127,422				1,000,000
Stock issued (in shares)																															1,419,704						4,720,978						271,491
Stock issued																														259,920	1,419	258,501				304,823	4,722	300,101				133,030	271	132,759
Options exercised (in shares)		2,300,000
Options exercised	397,617	2,300	395,317
Stock compensation	342,801		342,801
Net Income (Loss)	(1,335,154)			(1,335,154)
Stock issued (in shares)																																																													43,600
Stock issued																																																												12,208	44	12,164
Ending Balance at Dec. 31, 2008	(1,740,142)	26,883	18,769,691	(20,537,716)		1,000
Ending Balance (in shares) at Dec. 31, 2008		26,883,195				1,000,000
Stock issued (in shares)																																					7,954,424						271,491												2,049,704				1,500,000
Stock issued																																				1,503,705	7,954	1,495,751				133,030	271	132,759										589,220	2,049	587,171	268,500	268,500	1,500
Options exercised (in shares)		6,751,250
Options exercised	2,374,540	6,751	2,367,789
Stock compensation	342,801		342,801
Acquired deficit of former Minority interest now Owned 100%	(209,776)		(209,776)
Net Income (Loss)	(2,463,751)			(2,463,751)
Stock issued (in shares)																																																													43,600
Stock issued																																																												12,208	44	12,164
Ending Balance at Dec. 31, 2009	(448,786)	35,198	22,515,983	(23,001,467)		1,500
Ending Balance (in shares) at Dec. 31, 2009		35,197,891				1,500,000
Stock issued (in shares)																															2,194,890						4,810,287						799,441
Stock issued																														560,773	2,195	558,578				1,529,991	4,810	1,525,181				491,166	799	490,367
Options exercised (in shares)		150,000
Options exercised	37,500	150	37,350
Exercise of Warrants (in shares)		117,400
Exercise of Warrants	58,700	117	58,583
Treasury Stock	(969)				(969)
Net Income (Loss)	(2,575,284)			(2,575,284)
Ending Balance at Dec. 31, 2010	$ (347,080)	$ 42,869	$ 25,186,270	$ (25,576,751)	$ (969)	$ 1,500
Ending Balance (in shares) at Dec. 31, 2010		42,869,909				1,500,000

STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2007
Reverse stock split ratio	0.05

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation (“the Company”), has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor, Rev3D, RevDisplay, and RevScan.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications.

Prior Development Stage Status

From its inception in 1996 through the first quarter of 2011, the Company had been considered a development stage enterprise for financial reporting purposes as significant efforts had been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools. During the second quarter of 2011, the Company completed the processes necessary to begin production of the 3ml Rev Vac safety syringe and is no longer considered a development stage company as defined in ASC 915.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes.”  Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

The Company follows the guidance in ASC 280, “Segment Reporting”.  The Company identifies its operating segments based on business activities, management responsibility and geographical location.  During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with ASC 260, “Earnings per Share”.  Under these provisions, basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period.  Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period.  The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding.  During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect.  Therefore, the outstanding stock options were not included in the June 30, 2011, and December 31, 2010, calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 “Accounting for derivative instruments and hedging activities”), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 “Accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock”) to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes.  In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula.  At June 30, 2011, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its statement of operations.

Fair Value Measurements

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at June 30, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25,287	$—	$—	$25,287

Derivative liability	$—	$—	$(706,189)	$(706,189)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.18% to 0.22%
Expected life	0 to 3 years
Dividend Yield	0%
Volatility	0% to 196%

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$614,744
Decrease in Value	$(37,940)
Reclassification	$(31,273)
Value at June 30, 2011	$706,189

Notes and Loans Payable

At June 30, 2011 and December 31, 2010, notes and loans payable consist of:

	June 30, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$355,000	$—
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 28, 2014	—	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 21, 2011	100,000	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before October 21, 2011	60,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 16, 2012	75,000	—

Total	590,000	125,000
Less: Unamortized Discount	(401,259)	(91,818)
	$188,741	$33,182

Commitments and Contingencies

JMJ Financial

On February 22, 2011, the Company issued a  $1,050,000 Convertible Promissory Note to JMJ Financial, Inc. (“JMJ”), a private investor.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 22, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

On February 28, 2011, the Company issued a  $500,000 Convertible Promissory Note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

Asher Enterprises, Inc.

On May 2, 2011, Asher Enterprises, Inc. (“Asher Enterprises”) elected to partially convert  $25,000 of that certain October 2010 Convertible Debt agreement of  $125,000 into 129,666 shares of the Company’s common stock. The conversion price, computed based upon 55% of the 3 lowest closing bid prices in the previous 10 days to conversion was calculated at  $0.19 cents per share. This is based upon a market price for the company’s common shares of  $0.35 cents. This was the average price for the lowest three closing prices in the 10 days prior to conversion.

The Company entered into a two securities purchase agreements in 2011 with Asher Enterprises, pursuant to which the Company issued two convertible promissory notes to Asher Enterprises for an original principal amount of  $60,000 on January 19, 2011 and  $75,000 on May 12, 2011, respectively, in return for aggregate gross cash proceeds of  $135,000.  The notes bear interest at a rate of 8% per annum and provide for the payment of all principal and interest 9 months from the date of the notes’ respective issuance.  The amount owed to Asher Enterprises at June 30, 2011, is  $235,000. This includes the two notes issued for  $60,000 and  $75,000 in 2011 and the unconverted portion of the October, 2010 note for  $100,000. The notes are convertible at the election of Asher Enterprises into that number of shares of the Company’s common stock determined by multiplying 55% by the average of the lowest three closing bid prices of the Company’s common stock on the OTC Markets OTCQB during the 10 business days immediately preceding the date of conversion, subject to adjustment.

Debt Discount

In connection with the  $260,000 outstanding from Asher Enterprises pursuant to short-term notes issued on October 19, 2010, January 19, 2011 and May 12, 2011, we recorded interest expense to amortize the debt discount in the amount of  $68,979 during the quarter ended June 30, 2011.

In connection with the sale of a Convertible Promissory Note Agreement on February 28, 2011, with JMJ, relating to a private placement of a total of up to  $500,000 in principal amount, we recorded interest expense to amortize the debt discount in the amount of  $24,969 during the quarter ended June 30, 2011.  This amount is based upon  $355,000 we received in three tranches from this agreement.

There remains a total of  $401,256 of debt discount yet to be amortized as of June 30, 2011.

Gifford Mabie Settlement

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former Chief Executive Officer to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year.  The value of the issuance of the common stock will be determined by the market value of the ten day average price at the time of each quarterly issuance of common stock.  During 2008, the Company issued 271,491 shares at a total value of  $133,030 to partially repay this debt.

In 2010, the Company determined the final liability balance upon the complete liquidation of Mr. Mabie’s account and issued 400,000 shares of the Company’s common stock as additional repayment for this debt.  The balance for this settlement debt as of June 30, 2011 is  $798,144.

The agreement reached with the SEC on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied.  When the 400,000 shares were placed in the special account on December 14, 2010, to be sold over the course of the next 160 days the market was open, an estimated value for these shares was determined based upon the 10 day average share price following the date of issuance.  As of December 31, 2010, the remaining debt to be paid was  $740,568.80 based upon this valuation.  As of June 30, 2011, an adjustment has been made based upon a revised valuation of the shares in the account.  The debt liability as of June 30, 2011, is  $798,144.

Share Based Compensation

The Company relies on the guidance provided by ASC 718, (“Share Based Payments”).  ASC 718 requires companies to expense the value of employee stock options and similar awards and applies to all outstanding and vested stock-based awards.

In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility, and expected remaining lives of the awards.  The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.  As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future.

The fair value concepts were not changed significantly in ASC 718; however, in adopting this Standard, companies were given the option to choose among alternative valuation models and amortization assumptions.  We elected to continue to use the Black-Scholes option pricing model and expense the options as compensation over the requisite service period of the grant.  We will reconsider use of the Black-Scholes model if additional information becomes available in the future that indicates another model would be more appropriate, or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

On April 1, 2011, the Company awarded a total of 500,000 options to purchase common shares at  $0.50 cents to Vincent Olmo, the newly hired Chief Operating Officer of the Company.

On April 27, 2011, Thomas O’Brien, our President, exercised 2,000,000 options awarded to him at  $0.08.  The Company provided  $160,000 for Mr. O’Brien to exercise these options. Of this  $160,000 provided by the Company,  $126,225 eliminated the accrued salary owed to Mr. O’Brien from his time with Clear Image. The remaining  $33,775 was treated as compensation.

On June 15, 2011, the Company awarded a total of 500,000 options to purchase common shares at  $0.50 cents to Burton Hodges, the newly hired Chief Financial Officer of the Company.

Consulting Agreements

Periodically, the Company issues consulting agreements to individuals who are obligated under the terms of the agreement, to market the Rev Vac safety syringe within various spheres of influence.  These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.  Consultants are vetted to the best of the Company’s abilities through due diligence reviews before the Company enters into any agreements.  The purpose of these reviews is to determine a consultant’s ability to market the product for the Company.

The fair value of all stock compensation issued is determined by calculating the difference between the option exercise price and the closing price at the day of the option grant.  Because the options were issued under a limited window for exercise (10 days), with very little expected volatility, no dividend yield and a negligible effect from interest, the value of the option based compensation was recorded as the difference between option exercise price and the closing share price upon the date of the grant.  A valuation of these options was performed using the Black-Scholes model and due to the limited exercise window, the value under this method is the same as the difference between option exercise price and the closing price at the day of the option grant.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost.  Expenditures for maintenance and repairs are charged to operating expenses as incurred.  When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals.  Debt issuance costs are amortized over the terms of the various agreements.  Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.  Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time.  The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged 8.2 million of its common shares which were trading at a market price of  $0.40 at the date of acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately  $23,000, which was recorded as goodwill because there were no other assets to value.

Critical Accounting Policies

In June 2009, FASB approved the FASB Accounting Standards Codification (“the Codification”) as the single source of authoritative nongovernmental GAAP.  All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the SEC, have been superseded by the Codification.  All other non-grandfathered, non-SEC accounting literature not included in the Codification has become non-authoritative.  The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database.  The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts our financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification.  There have been no changes to the content of our financial statements or disclosures during the quarter ended June 30, 2011, as a result of implementing the Codification.

Date of Management’s Review

Subsequent events have been evaluated through August 15, 2011, the date the financial statements were available to be issued.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor, Rev3D, RevDisplay, and RevScan.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications.

On March 26, 2007, RevMed completed the acquisition of Clear Image Acquisition Corporation (“Acquisition Corp.”) in exchange for 8,273,788 shares of RevMed common stock.  Acquisition Corp is a company that was formed by certain shareholders of Clear Image, Inc. (“Clear Image”) in order to assemble a control block of the shares of Clear Image for the purposes of such a transaction. The sole asset of Acquisition Corp was a block of 8,260,139 shares of the Common Stock of Clear Image, a development stage company which is developing certain proprietary and patent pending technology related to color MRI scans. The block of Clear Image shares owned by Acquisition Corp represented 62.2% of Clear Image’s outstanding common stock.

During the fourth quarter of 2008, the Company commenced a short form merger to acquire the remaining minority interest in Clear Image.  This short form merger was completed by December 2, 2008.  The Company now owns 100% of the former Clear Image.  Clear Images assets have been consolidated on our books and all inter-company transactions have been eliminated.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Stock-based Compensation

 The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50,“Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

On July 1, 2010 the Company entered into a series of consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in Statement of Financial Accounting Standards No. 109, “Accounting for Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information.”  The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with SFAS No. 128, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of SFAS No. 128 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2010 and 2009 calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.
Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives

Machinery and equipment	3 to 15 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between  $0.40 and  $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately  $23,000 which was recorded as goodwill because there were no other assets to value.

Fair Value of Financial Instruments
The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

• Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

• Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available. The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	December 31, 2010
	Total	Level 1	Level 2	Level 3

Derivative instruments:
Embedded Derivative liability	$160,659	$—	$—	$160,659

The Company's financial instruments consisted primarily of cash, accounts receivable, prepaids, accounts payable, accrued liabilities, and short term debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2010 and 2009, respectively, due to the short-term nature of these instruments.

Derivative Liabilities
Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Subsequent Events

 On February 24, 2011, the Company entered into a convertible promissory note of up to  $1,050,000 (the “Note”) and a registration rights agreement with one accredited investor.  Pursuant to the terms of the Note, it is anticipated that the Company will receive   $210,000 within three business days of the Closing Date;   $90,000 within three business days of filing a registration statement on Form S-1 with the U.S. Securities & Exchange Commission provided that the Form S-1 is filed no later than ten  days after the Company files its Annual Report on Form 10-K for the year ended December 31, 2010;  $250,000 within three  business days of the Company receiving notice from the SEC of the Form S-1’s effectiveness, provided that such notice is received within 120 days of Closing Date;   $250,000 within 90 days of the Company receiving the Effectiveness Notice; and   $250,000 within 140 days of the Company receiving the Effectiveness Notice.

The Note bears a one-time interest rate of eight percent and has a maturity date of February 24, 2013.  Prepayment under the Note is not permitted, unless approved by the investor.  Under the terms of the Note, the investor is entitled, at its option, to convert all or part of the principal amount and accrued interest into shares of the Company’s common stock at a conversion price equal to seventy percent of the lowest closing price of the common stock in the twenty trading days immediately prior to the conversion, subject to adjustment in certain circumstances.

The Note is subject to various default provisions and the occurrence of such an event of default will cause the outstanding principal amount under the Note, together with accrued and unpaid interest and all other amounts payable under the Note, to become immediately due and payable to the investor.
New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In April 2010, the FASB issued Accounting Standards Update (“ASU)”), No. 2010-12, “Accounting for Certain Tax Effects of the 2010 Health Care Reform Acts.  The purpose of this update is to indicate that the signing dates of the Health Care and Education Reconciliation Act of 2010, signed March 30, 2010, and the Patient Protection and Affordable Care Act, signed March 23, 2010, should be considered as a single date for determining the effect, if any, on an issuer’s accounting for income taxes.  This ASU amends the FASB Accounting Standards Codification (“ASC”) Income Taxes (Topic 740).

In April 2009, the FASB issued Staff Position No. 141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies.” The Staff Position amends SFAS No. 141(R), “Business Combinations,” to require an acquirer to recognize at fair value at acquisition date an asset acquired or liability assumed in a business combination that arises from a contingency if the acquisition date fair value of that asset or liability can be determined during the measurement period.  The Staff Position is effective for business combinations with an acquisition date on or after December 15, 2008. The adoption of this standard did not have a material impact on the Company’s financial position, results of operations, or cash flows.

In April 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly.” The Staff Position provides guidance for making fair value measurements more consistent with the principles presented in SFAS No. 157, “Fair Value Measurements.” The Staff Position relates to determining fair values when there is no active market or where the inputs being used represent distressed sales. The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009. The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In April 2009, the FASB issued Staff Position No. 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments.” The purpose of this Staff Position is to enhance consistency in financial reporting by increasing the frequency of fair value disclosures. The Staff Position relates to assets and liabilities that are not currently disclosed on the statement of financial position at fair value. These financial instruments are currently disclosed at fair value in the notes to the financial statements on an annual basis only.  This Staff Position provides for these fair value footnote disclosures to be made at interim periods, also.  The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009.  The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In April 2009, the FASB issued Staff Position No. 115-2 and 124-2, “Recognition and Presentation of Other-Than-Temporary Impairment.” The purpose of this Staff Position is to bring greater consistency to the timing of impairment recognition and greater clarity regarding disclosures to investors regarding the cash flows, credit losses and aging of securities with unrealized losses. The Staff Position is effective for interim and annual periods ending after September 15, 2009, but entities may early adopt the Staff Position for the interim and annual periods ending after March 15, 2009.  The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or its cash flows.

In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets, an Amendment of FASB Statement No. 140” (“SFAS No. 166”). SFAS No. 166 amends SFAS No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” SFAS No. 166 improves the comparability of information that a reporting entity provides regarding transfers of financial assets and the effects on its financial statements. SFAS No. 166 is effective for interim and annual reporting periods ending after November 15, 2009. The Company is currently evaluating the effect that SFAS No. 166 will have on its financial statements.

In June 2009, the FASB issued SFAS No. 167, (ASU 2009-17) “Amendments to FASB Interpretation No. 46(R)” (“SFAS No. 167”). SFAS No. 167 amends FIN No. 46(R), “Consolidation of Variable Interest Entities” and changes the consolidation guidance applicable to a variable interest entity. Among other things, it requires a qualitative analysis to be performed in determining whether an enterprise is the primary beneficiary of a variable interest entity. SFAS No. 167 is effective for interim and annual reporting periods ending after November 15, 2009. The Company is currently evaluating the effect that SFAS No. 167 will have on its financial statements.
In June 2009, the FASB issued SFAS No. 168, (ASU 2009-01) “The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles a Replacement of FASB Statement No. 162” (“SFAS No. 168”). SFAS No. 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in accordance with generally accepted accounting principles. SFAS No. 168 is effective for interim and annual reporting periods ending after September 15, 2009. On September 30, 2009, the Company adopted SFAS No. 168, which has no effect on the Company’s financial statements as it is for disclosure purposes only.

In May 2009, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 165, “Subsequent Events” (“SFAS No. 165”). SFAS No. 165 establishes the period in which management of a reporting entity should evaluate events and transactions for recognition or disclosure in the financial statements. It also describes the circumstances under which an entity should recognize events or transactions that occur after the balance sheet date. SFAS No. 165 is effective for interim and annual reporting periods ending after June 15, 2009. The Company does not expect the adoption of  SFAS No. 165  to have a material effect on its financial statements and related disclosures.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Date of Management’s Review

Subsequent events have been evaluated through March 25, 2011, the date the financial statements were available to be issued.

UNCERTAINTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
UNCERTAINTIES
NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  The Company has just entered the production stage and has not established sources of revenues to fund the development of business and pay operating expenses, resulting in a cumulative net loss of  $(27,533,890) for the period from inception (August 16, 1996) to June 30, 2010.  The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of business and pay operating expenses, resulting in a cumulative net loss of  $(25,451,751) for the period from inception (August 16, 1996) to December 31, 2010. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

MAXXON/GLOBE JOINT VENTURE AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
MAXXON/GLOBE JOINT VENTURE AGREEMENT
NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

On November 3, 2005, the Maxxon, Inc. (“Maxxon,” the former name of the Company) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world.  Maxxon and Globe each own 50% of the joint venture.  Maxxon contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto.  In connection with the agreement, Maxxon issued restricted shares of its common stock, valued at  $625,066, to Globe.  Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement.  On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements.  On May 11, 2007, a partial default judgment against Globe was granted by the District Court of Harris County, Texas.  The partial default judgment as to liability only was granted with respect to the Company’s causes of action against Globe for breach of contract, conversion and common law fraud with respect to the Company’s Original Petition and Application for Temporary and Permanent Injunctions against Globe on January 30, 2007.  On August 13, 2007, the Company was granted a final default judgment for permanent injunctive relief and for damages in the amount of  $14,029,000 against Globe.  Globe appealed the judgment.  On November 23, 2007, the Court signed an order granting Globe’s Motion for New Trial and setting aside the Final Default Judgment entered in favor of the Company on August 13, 2007.

On October 29, 2008, the Company filed a lawsuit in the District Court of Harris county Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually.  In response, Globe filed a motion to stay the lawsuit based upon the forum selection clause in the joint venture agreement between the Company and Globe which provides that the exclusive forum for all disputes relating to the Joint Venture Agreement shall be Oklahoma State Court/Tulsa County.  Due to the Texas State District Court’s backlog of cases and the withdrawal of Globe and Hu’s counsel, the motion to stay was not heard until May 1, 2009.  The motion was granted as to Globe; however, Hu did not join in the motion and, after the May1, 2009, hearing, filed a separate motion to stay, based upon the same grounds as Globe’s motion.  Hu’s motion to stay was denied at a May 8, 2009, hearing.

On July 15, 2010, the deposition of Andy Hu took place in Tulsa, OK.  After reviewing the full transcript of this deposition, the Company believed there was enough strong evidence to move directly with a summary judgment filing with the District Court of Tulsa County, OK.  The Company’s attorneys filed a summary judgment with the District Court of Tulsa County, OK on August 31, 2010.  A summary judgment hearing was held on May 4, 2011.  The Company is expecting a full or partial judgment ruling by August 31, 2011.

NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

On November 3, 2005, Maxxon and Globe Med Tech, Inc. entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world. Maxxon and Globe each own 50% of the joint venture. Maxxon contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto. In connection with the agreement, Maxxon issued restricted shares of its common stock, valued at  $625,066, to Globe. Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement. On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe Med Tech, Inc. to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005 and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements. On May 11, 2007, a partial default judgment against Globe was granted by the District Court of Harris County, Texas. The partial default judgment as to liability only was granted with respect to the Company’s causes of action against Globe for breach of contract, conversion and common law fraud with respect to the Company’s Original Petition and Application for Temporary and Permanent Injunctions against Globe on January 30, 2007. On August 13, 2007, the Company was granted a final default judgment for permanent injunctive relief and for damages in the amount of  $14,029,000 against Globe. Globe has appealed the judgment. On November 23, 2007, the Court signed an order granting Globe’s Motion for New Trial and setting aside the Final Default Judgment entered in favor of the Company on August 13, 2007.
On October 29, 2008, the Company filed a lawsuit in the district court of Harris county Texas, a lawsuit for fraud and contempt of court for Globe Med Tech and Andy Hu individually. In response, Globe filed a motion to stay the lawsuit based upon the forum selection clause in the joint venture agreement between RMC and Globe which provides that the exclusive forum for all disputes relating to the Joint Venture Agreement shall be Oklahoma state court/Tulsa County. Due to the Texas state district’s court’s backlog of cases and the withdrawal of Globe and Hu’s counsel, the motion to stay was not heard until May 1, 2009. The motion was granted as to Globe; however, Hu did not join in the motion and, after the May 1st hearing, filed a separate motion to stay, based upon the same grounds as Globe’s motion. Hu’s motion to stay was denied at a May 8th hearing. Accordingly, RMC intends to proceed with discovery with respect to its claims against Hu, including without limitation obtaining the deposition of key witnesses.

On July 15, 2010, the deposition of Andy Hu finally took place in Tulsa, OK. After reviewing the full transcript of this deposition, the Company believed there was enough strong evidence to move directly with a summary judgment filing with the District Court of Tulsa County, OK.  The Company’s attorneys, Parks and Beards, filed this summary judgment with the District Court of Tulsa County, OK on August 31, 2010.  The Company is scheduled for a summary judgment hearing on April 15, 2011. The Company expects a full or partial judgment ruling at this hearing.

OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER COMMITMENTS AND CONTINGENCIES
NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES

Employment Agreement with Rondald L. Wheet, Chief Executive Officer

Effective March 31, 2008, the Company and Mr. Wheet, our Chief Executive Officer, entered into a three (3) year employment agreement.  The agreement provides for an annual salary of  $225,000.  He is responsible for the Company’s substantive and financial reporting requirements of the Securities Exchange Act of 1934, as amended, and is specifically allowed to hire any and all professionals necessary to assist that process.  The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Wheet may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Wheet to relocate or assigns duties not commensurate with his position as Chief Executive Officer, (v) Mr. Wheet is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. Wheet under this agreement. For two years following his resignation or termination, Mr. Wheet will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts. This agreement has been extended until such time when both parties can agree on new terms.

The Company and Mr. Wheet have agreed to the extension of the employment agreement on a month-to-month basis.

Employment Agreement with Thomas O’Brien, President

Effective October 26, 2009, the Company and Mr. O’Brien, our President, entered into a three (3) year employment agreement. The agreement provides for an annual salary of  $180,000.  He is responsible for the administration, supervision, management and control of the business development of the Company, including the research, development, manufacture, marketing and sales of its current products and such future products as may be added to the Company’s business from time to time.  The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. O’Brien may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. O’Brien to relocate or assigns duties not commensurate with his position as the President, (v) Mr. O’Brien is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. O’Brien under this agreement.  For two years following his resignation or termination, Mr. O’Brien will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Vincent Olmo, Chief Operating Officer

Effective April 11, 2011, the Company and Mr. Olmo, our Chief Operating Officer, entered into a three (3) year employment agreement. The agreement provides for an annual salary of  $165,000.  He is responsible for all daily operating and production activities of the Company. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Olmo may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Olmo to relocate or assigns duties not commensurate with his position as the Chief Operating Officer  and (v) the Company defaults in making payments required to Mr. Olmo under this agreement.  For two years following his resignation or termination, Mr. Olmo will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Burton Hodges, Chief Financial Officer

Effective June 1, 2011, the Company and Mr. Hodges, our Chief Financial Officer, entered into a three (3) year employment agreement. The agreement provides for an annual salary of  $165,000.  He is responsible for all financial functions and capital resources of the Company, including corporate finance, project finance, corporate accounting, reporting and risk management.  The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Hodges may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Hodges to relocate or assigns duties not commensurate with his position as the Chief Financial Officer  and (v) the Company defaults in making payments required to Mr. Hodges under this agreement.  For two years following his resignation or termination, Mr. Hodges will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Amounts Due Pursuant to Employment and Consulting Agreements

As of June 30, 2011, the Company had accrued approximately  $120,000 pursuant to employment agreements.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  No litigation related to these previous employment agreements has been initiated or threatened.  There is no assurance, however, that such litigation will not be initiated in the future.

Patent Applications for the Company’s Retractable Safety Syringes

The Company owns one (1) published patent on its Auto Retractable Vacuum RevVac safety syringe issued in January 2005 and one (1) published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  The Company has 50% ownership of this patent and is awaiting the Tulsa County, Oklahoma District Court’s decision on its ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and several countries in Europe.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a data base, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns four (4) separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010.  The Company expects to receive issuances or additional office actions on some if not all of these patents over the next 12 months.

AMOUNTS DUE TO CONSULTANTS

None.

NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES

Employment Agreement with Rondald L. Wheet, CEO

Effective March 31, 2008, the Company and Mr. Wheet, our CEO, entered into a three (3) year employment agreement. The agreement provides for an annual salary of  $225,000. He is responsible for the Company’s substantive and financial reporting requirements of the Securities Exchange Act of 1934, as amended, and is specifically allowed to hire any and all professionals necessary to assist that process. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave. The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement. The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Wheet may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Wheet to relocate or assigns duties not commensurate with his position as CEO, (v) Mr. Wheet is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. Wheet under this agreement. For two years following his resignation or termination, Mr. Wheet will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Thomas O’Brien, President

Effective October 26, 2009, the Company and Mr. O’Brien, our President, entered into a three (3) year employment agreement. The agreement provides for an annual salary of  $180,000. As of December 31, 2010, the Company owed Mr. O’Brien  $126,225 pursuant to his prior employment agreement.  He is responsible for the administration, supervision, management and control of the business development of the Company, including the research, development, manufacture, marketing and sales of its current products and such future products as may be added to the Company’s business from time to time. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave. The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement. The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.
Mr. O’Brien may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. O’Brien to relocate or assigns duties not commensurate with his position as the President, (v) Mr. O’Brien is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. O’Brien under this agreement. For two years following his resignation or termination, Mr. O’Brien will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Mutual Release and Settlement Agreement with Former Chief Executive Officer

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former CEO to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year. The value of the issuance of the common stock will be determined by the market value of the ten day average price at the time of each quarterly issuance of common stock.   During 2008, the Company issued 271,491 shares at a total value of  $133,030 to partially repay this debt.

The agreement reached with the Commission on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied. On December 14, 2010, the Company issued 400,000 shares toward the satisfaction of the outstanding liability of  $924,568. The value of the shares and the reduction in the liability for this settlement is based upon taking the 10 day average share price following the date of issuance. This valuation, based upon 46 cents per share, reduced the amount of the liability remaining by  $184,000 to  $740,568.  The remaining liability will be adjusted each quarter based upon the actual share price each day that shares are sold from the account.  A new valuation for the stock in the account but not yet sold will be taken each quarter based upon the 10 day average price prior to the end of each quarter.

Amounts Due Pursuant to Employment and Consulting Agreements

As of December 31, 2010, the Company had accrued approximately  $246,225 pursuant to employment agreements. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. No litigation related to these previous employment agreements has been initiated or threatened. There is no assurance, however, that such litigation will not be initiated in the future.

Patent Applications for the Company’s Retractable Safety Syringes

The Company owns one (1) published patent on its Auto Retractable Vacuum RevVac safety syringe issued in January 2005 and one (1) published patent on its safety blood drawing device issued in June 2003. In January 2009, a second patent for the RevVac auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture. The Company has 50% ownership of this patent and is awaiting the Tulsa County, Oklahoma District Court’s decision on its ownership of the entire patent. The Company also filed international patent protection rights regarding the RevVac Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and several countries in Europe.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a data base, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns four (4) separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010.  Revolutions Medical expects to receive issuances or additional office actions on some if not all of these patents over the next 12 months.
AMOUNTS DUE TO CONSULTANTS

None.

PREFERRED STOCK AND COMMON STOCK TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PREFERRED STOCK AND COMMON STOCK TRANSACTIONS
NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

SERIES 2006 PREFERRED STOCK

Currently, 1,000,000 shares of Series 2006 Preferred Stock are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, has been issued the 1,000,000 shares.

SERIES 2009 PREFERRED STOCK

Currently 500,000 shares of Series 2009 Preferred Stock are outstanding.  Thomas O’Brien, our President and Director, has been issued the 500,000 shares.

Dividends: The holder of the Series 2006 and the Series 2009 Preferred stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Series 2006 and Series 2009 Preferred stock at the same time and on the same terms and conditions, so that each holder of Series 2006 and Series 2009 Preferred stock will receive the same dividend or distribution such holder would have received if the holder had converted his Series 2006 and Series 2009 Preferred stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Series 2006 or 2009 Preferred stock are entitled to receive a liquidation preference of  $0.001 for each share of Series 2006 or Series 2009 Preferred stock prior to payment being made to any junior stock.

Conversion: The holders of Series 2006 and Series 2009 Preferred stock may convert each share into 1 share of common stock.

Preemption: The holders of Series 2006 and Series 2009 Preferred stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Series 2006 and Series 2009 Preferred stock are entitled to 125 votes for each share of common stock into which their Series 2006 and Series 2009 Preferred stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a Series 2006 or Series 2009 Preferred share, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Series 2006 or Series 2009 Preferred stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2011 COMMON STOCK TRANSACTIONS

During the six months ended June 30, 2011, 656,015 shares were issued under the terms of the Drawdown Equity Financing Agreement with Auctus.  The Company received proceeds of  $206,470 in connection with these share issuances.

Pursuant to consulting agreements issued in 2011, the Company issued stock from the exercise of options issued with these agreements in the amount of 2,673,000 shares with a total value of  $1,202,720.

Also during the six months ended June 30, 2011, the Company issued an additional 850,000 shares of common stock with a total value of  $317,500 in lieu of cash as payment for outside services.

Also during the six months ended June 30, 2011, the Company issued an additional 129,666 shares of common stock with a total value of  $25,000 due to a partial conversion of a convertible debt agreement with Asher Enterprises.

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,500,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock and Tom O’Brien, our President, owns 500,000 shares of Series 2009 Preferred Stock.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of  $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2010 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, 150,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of  $37,500.  4,810,287 shares were issued to third party investors and investors under the terms of a stock subscription agreement. The Company received proceeds of  $2,136,016 in connection with these share issuances. The company also granted 1,989,000 warrants during 2010 under the terms of the stock subscription agreement. 117,400 shares were exercised from these warrants with the Company receiving proceeds of  $58,700.

Also during the year ended December 31, 2010, the Company issued an additional 2,194,890 shares of common stock with a total value of  $560,773 in lieu of cash as payment for outside services.

During the year, the Company converted 399,441 shares of common stock for  $175,000 under the terms of a convertible debt agreement.
During the year, the Company converted 271,491 shares of common stock for  $175,000 under the terms of a convertible debt agreement.

2009 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2009, 2,546,250 shares of common stock were issued as option holders exercised their options to purchase common stock and 1,523,118 shares were issued to third party investors. The Company received proceeds of  $349,700 in connection with these share issuances.

Also during the year ended December 31, 2009, the Company issued an additional 630,000 shares of common stock with a total value of  $329,300 in lieu of cash as payment for outside services.

During the year ended December 31, 2009, the Company sold 2,982,000 shares at twenty-five cents per share under a stock subscription agreement and had raised  $758,000.

STOCK OPTIONS AND WARRANTS OUTSTANDING	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK OPTIONS AND WARRANTS OUTSTANDING
NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at June 30, 2011:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.21
Granted	3,673,000	—	3,673,000	0.25
Exercised	4,673,000	—	4,673,000	0.08
Expired/Forfeited	—

BALANCE AT June 30, 2011	11,834,750	1,871,600	13,706,350	0.23

	OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price	Number Outstanding at March 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08 - 0.25	7,453,750	1.0	$0.08	7,453,750	$0.08
0.26-1.00	4,381,000	3.73	0.54	4,381,000	0.54
1.00-10.00

	11,834,750			11,834,750

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at December 31, 2010:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2009	12,348,750		12,348,750	$0.16
Granted	636,000	1,989,000	2,625,000	0.50
Exercised	(150,000)	(117,400)	(267,400)	0.50
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2010	12,834,750	1,871,600	$14,706,350	0.21

	OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price	Number Outstanding at December 31,2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
OPTIONS
0.08 - 0.25	9,453,750	1.00	$0.08	9,453,750	$0.08
0.26-1.00	3,381,000	3.34	0.54	3,381,000	0.54
1.00-10.00

	12,834,750			12,834,750

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
NOTE 7 - RELATED PARTY TRANSACTIONS

On September 1, 2009, the Company entered into a five (5) year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on August 31, 2014, the Company is to pay Osprey  $4,500 in monthly rental installments payable on the first day of each succeeding month.  The Company paid  $13,500 in office rent to Osprey South, LLC for the second quarter of 2011.  Ron Wheet is the sole member of Osprey South, LLC.  The contract is a triple net lease with terms based upon market rates for class A office space at the time of the lease signing.  The lease contract is due to expire on August 31, 2014.

NOTE 7 - RELATED PARTY TRANSACTIONS

In connection with the acquisition of Clear Image Acquisition Corp. by the Company, Rondald L. Wheet, Chairman and Chief Executive Officer, received 2,286,000 shares of restricted Company common stock.  Dr. Beahm, a Director, received 1,599,125 shares of restricted RevMed common stock, and Mr. O’Brien, a Director, received 1,645,625 shares of restricted the Company common stock.  Mr. Wheet and Mr. O’Brien were directors and shareholders and Dr. Beahm was a shareholder of Clear Image Acquisition Corp. prior to its acquisition by the Company.

REVERSE STOCK SPLIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
REVERSE STOCK SPLIT
NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972.  The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.

NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972. The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.

ACQUISITION OF CLEAR IMAGE ACQUISITION CORP	12 Months Ended
Dec. 31, 2010
ACQUISITION OF CLEAR IMAGE ACQUISITION CORP
NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP

In December 2008, the Company acquired the minority interest of Clear Image Acquisition Corporation (“Acquisition Corp”). The Company had previously acquired 62.2% of Acquisition Corp as part of the acquisition of Clear Image, Inc. (“Clear Image”) in March 2007. The purchase price for the remaining minority interest of Acquisition Corp, excluding transaction costs, included a stock payment of 12,208 shares at closing.

On March 26, 2007, the Company completed the acquisition of Clear Image Acquisition Corporation (“Acquisition Corp.”) in exchange for 8,273,788 shares of RevMed common stock. Acquisition Corp is a company that was formed by certain shareholders of Clear Image, Inc. (“Clear Image”) in order to assemble a control block of the shares of Clear Image for the purposes of such a transaction. The sole asset of Acquisition Corp was a block of 8,260,139 shares of the Common Stock of Clear Image, a development stage company which is developing certain proprietary and patent pending technology related to color MRI scans. The block of Clear Image shares owned by Acquisition Corp represented 62.2% of Clear Image’s outstanding common stock. By acquiring Acquisition Corp, RevMed has acquired control of Clear Image, Inc. as a partially-owned subsidiary.

In determining the number of shares to be exchanged by RevMed for the shares of Clear Image shares held by Acquisition Corp., the Board based the transaction value on the funds expended by Clear Image for the color MRI technology in its then current state, using a value of Forty Cents ( $.40) per share, which was the average market value when the acquisition agreement was signed in January, 2007. During the third quarter of 2007, it was determined that the accounting treatment for the transaction should be accounted for in accordance with FASB Interpretation No. 4. “Applicability of FASB Statement No.2 to Business Combinations Accounted for by the Purchase Method” and Statement of Financial Accounting Standards No. 2 “Accounting for Research and Development Costs.” which require research and development costs to be expensed if there are no alternative uses. Accordingly, the Company recorded goodwill of  $23,274 and an expense of  $3,309,515.

The shareholders of Acquisition Corp. did not receive a larger portion of the voting rights in RevMed, the surviving company, because of RevMed’s outstanding preferred stock (See Note 5. “Preferred Stock and Common Stock Transactions”), so the transaction did not require the use of recapitalization or reverse merger accounting. RevMed plans to pay the minimal costs of Acquisition Corp’s liquidation and dissolution.

Prior to RevMed’s acquisition of Acquisition Corp., RevMed’s officer and directors were directors and shareholders of Clear Image, Inc. and, along with other shareholders, contributed their Clear Image shares to Acquisition Corp. In connection with RevMed’s acquisition of Acquisition Corp., Ron Wheet, RevMed’s CEO and a Director, received 2,286,000 shares of RevMed restricted common stock;Dr. Beahm, a Director, received 1,599,125 shares of RevMed restricted common stock; and Mr. O’Brien, a Director, received 1,645,625 shares of RevMed restricted common stock.

Restatement of Form 10-K	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restatement of Form 10-K
NOTE 9- RESTATEMENT OF FORM 10-Q

From its inception in 1996 through the first quarter of 2011, the Company had been considered a development stage enterprise for financial reporting purposes as significant efforts had been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.  During the second quarter of 2011, the Company completed the processes necessary to begin production of the 3ml RevVac safety syringe and is no longer considered a development stage company as defined in ASC 915.  For the second quarter, the Company no longer included cumulative totals in the financial statements.  For this filing, the financial statement headings and notes have been amended to remove all language referring to the Company as a development stage entity.  Accordingly, the Company will no longer include cumulative totals since inception in the financial statements.

NOTE 10- Restatement of Form 10-K

On October 19, 2010, the Company issued an 8% secured convertible note (the “October 2010 Note”) in the amount of  $125,000 to Asher Enterprises, Inc. (“Asher”). The Company failed to bifurcate the convertible debt agreement issued to Asher Enterprises, Inc. on October 19, 2010 according to the guidance provided by ASC 815-15-25.The principal and accrued interest is payable on July 21, 2011, or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.  The note is convertible into shares of the Company’s common stock at a price of 55% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  Asher is not entitled to convert any portion of an October 2010 Note to the extent that the shares to be issued in connection therewith would cause Asher’s beneficial ownership of the Company’s common stock to exceed 4.99% of the outstanding shares of the Company’s common stock.  Because of the operation of the floating conversion price and the limitation on the ability of Asher to convert as described above, the Company is unable to determine at any time that number of shares into which Asher could convert the October 2010 Note.
The October 2010 Note contains customary representations and warranties, customary affirmative and negative covenants, customary anti-dilution provisions, and customary events of default that entitle Asher to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the October 2010 Note.  A default on the October 2010 Note could lead to certain penalties, including an obligation to (a) pay all of the following, plus an additional 50% of (i) default interest, (ii) other monetary penalties, and (iii) the outstanding balance on the October 2010 Note currently has a balance of  $125,000.

Asher is entitled to have all shares issued upon conversion of the October 2010 Note listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company’s common stock are then listed.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”).  Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt.  The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations.  The Company valued the embedded derivative using the Black-Scholes pricing model.  The fair value upon issuance of the October 2010 Note of  $173,299.87 was recorded as a derivative liability.  A discount to the convertible debt principal was recorded for  $125,000 and a derivative expense was recorded for  $48,299.87.  Amortization of debt discount amounted to  $33,181.82 for the three months ended December 31, 2010.  As of December 31, 2010, the Company recognized a gain in the fair value of the embedded derivative of  $12,640.81 and reduced the embedded derivative liability by this same amount.  The derivative liability in the October 2010 Note will be revalued each reporting period using the Black-Scholes model.

The Black-Scholes model was valued with the following inputs:

•
Stock Price – The Stock Price was based on the average closing price of the Company’s common stock in the three days prior to the valuation date.  The valuation date can either be the date of issuance of the convertible debt note or the last day of a reporting period (the “Valuation Date”).  Stock prices ranged from  $0.45 to  $0.47 in this period with an average stock price of  $0.46.

•	Variable Conversion Price – The variable conversion price was based on 55% of the average of the three lowest stock prices out of the last 10 trading days prior to the Valuation Date.

•	Time to Maturity – The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.

•
Risk Free Rate – The risk free rate was based on the one year treasury note rate as of the Valuation Dates with term commensurate with the remaining term of the debt.  The risk free rate as of the commitment date was 0.22%.

•	Volatility – The volatility was based on the historical volatility of the Company.

Changes to the balance sheet
The following table indicates the adjustments that were made to the balance sheet as a result of the corrections for the Gifford Mabie settlement, the convertible debt bifurcation and the par value treatment of the Treasury Stock Reserved.

(1)
The embedded derivative is included in current liabilities based upon the 12/31/2010 value. The Company failed to bifurcate the convertible debt agreement issued to Asher Enterprises, Inc. on October 19, 2010 according to the guidance provided by ASC 815-15-25. Due to the potentially unlimited shares that could be issued at conversion of the debt agreement, the Company is required to bifurcate the agreement into a debt instrument with a call provision. The above referenced agreement contains an embedded derivative that requires valuation as an embedded derivative liability on the balance sheet.  The embedded derivative was valued under the guidance of ASC 815-15.

(2)
Notes payable is increased by  $100,000 for the correct amount of debt satisfied through the Asher Enteprises conversion. The amount of the note originally recorded as being satisfied by the conversion of convertible debt into common stock on October 18, 2010 was overstated by  $100,000. The correct amount of debt converted on this date was  $125,000 instead of  $225,000.

(3)
Notes payable is increased by  $316,000 to record the correct amount of debt satisfied through the issuance of 400,000 shares toward the Gifford Mabie settlement on December 14, 2010. Because the common stock placed in the special account is sold in small lots of 2,500 shares per day, the complete liquidation of the account would require 160 consecutive days of trading.  A valuation method for the common stock was incorrectly used based upon the previous 160 days of trading prior to the issuance of shares to the special account.  This has been corrected to value the shares based upon the 10-day average price following the date of issuance. This valuation is based upon guidance of EITF Issue No. 95-19.

(4)
The Company failed to bifurcate the convertible debt agreements issued to Asher Enterprises on February 26, 2010 for  $75,000, March 31, 2010 for  $50,000 and April 28, 2010 for  $50,000. These convertible debt agreements were converted into 291,441 of common stock on October 18, 2010. Additionally, the Company failed to amortize the debt discount from these convertible debt agreements in the amount of  $125,000. Based upon guidance form ASC 470-20-55, the Company fully amortized the debt discount of  $125,000 for these three agreements. An adjustment was made to recognize this expense on October 18, 2010. This change is not included in the 10-Q Forms filed for March 31, June 30 and September 30, 2010 but is fully recognized in the restated 10-K/A financial statements for 2010. The fair value change resulting from the embedded derivatives for these contracts was considered an immaterial change by the Company for quartes ending March 31, June 30 and September 30, 2010.

(5)
Treasury stock originally recorded based upon the number of shares issued is reduced to par value.  Under guidance of ASC 505-10, the correction for this error records the issuance of these shares at par value.

(6)
Paid in capital is reduced by the  $100,000 correction of convertible debt conversion, the  $316,000 toward the Gifford Mabie liability and the  $967,859 from the Treasury Stock reserved. Paid in Capital is increased by  $125,000 due to the additional Paid in Capital from the amortization of the debt discount on the convertible debt notes converted into common stock. The accumulated deficit is increased by  $68,841 due to the additional expenses resulting from the bifurcation and valuation of the embedded derivative within the October convertible debt agreement with Asher Enterprises. The accumulated deficit account is also increase by  $125,000 for the amortization of the debt discount on issuance of the three Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010.

	As Previously Reported	Adjustments	12/31/2010 As Restated
CURRENT LIABILITIES
AP and Accrued Liabilities	399,151	-	399,151
Accrued Salaries	246,225	2	246,255
Embedded Derivative Liability	-	160,659	160,659
Notes Payable and Accrued Interest	450,891	324,182	775,073
Total Accounts Payable & Accrued Liabilities	1,096,267		1,581,108

Total Liabilities	1,096,267	-	1,158,108

Preferred Stock	1,500	-	1,500
Common Stock	42,869		42,869
Treasury Stock	(968,828)	967,859	(969)
Paid In Capital	26,445,130	(1,258,859)	25,186,271
Accumulated Deficit	(25,382,910)	(193,841)	(25,576,751)
Total Stockholder’s Equity	137,761		(347,080)

The following table indicates the adjustments that were made to the Statements of Operations as of 12/31/2010.

1)
Other income was increased by  $12,641 as a result of the gain in fair value from the embedded derivative. This gain is based upon Guidance of ASC 815-15 and a fair value was determined as of December 31, 2010.

2)
Interest expense was increased by  $33,182 as a result of the increased interest expense due to theoutstanding convertible debt as of December 31, 2010. Interest expense was also increased by  $125,000 as a result of the amortization of the debt discount related to the three Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010. Treatment of this debt is based upon the guidance of ASC 470-20-55.

3)	An embedded derivative expense was recognized for $48,299 from the initial recording of the convertible debt based upon guidance of ASC 815-15.

4)
Compensation costs for stock options was originally reported as a non-operating expense on the originally filed 10-K. For the amended filing based upon guidance from ASC 718, these costs have been included in General and Administrative expenses as an operating expense. For 2010, the Company did not recognize any expense related to compensation costs for issuance of stock options.

Statement of Operations
	As Previously reported	Adjustments	As Restated
Other Income	-	12,641	12,641
Depreciation Expense	-	(6,048)	6,048
Total operating expenses	2,366,906	(6,048)	2,372,954
Operating Loss	2,366,906	6,593	2,360,314
Interest Expense	8,489	(158,182)	166,671
Embedded Derivative Expense	-	(48,299)	48,299
Net loss from operations	2,381,443	(193,841)	2,575,284

The following table indicates the adjustments that were made to the Statement of Cash Flows as of December 31, 2010.

1)	Net Loss from operations increased by $193,841 due to adjustments to the Statements of Operations listed above.

2)
An increase to cash adjustments from operating activities was recognized from the amortization of debt discount of the Asher Enterprises convertible debt agreements converted into common stock on October 18, 2010.

3)
A decrease in cash flow from operations to the category “Other receivables” as a result of a decrease in other receivables has been corrected to record the correct balance of ( $274,361).  This was erroneously recorded as a decrease to accrued salaries and  consulting. This category has been increased by  $274,361.

4)
An increase in cash flow from operations to the category “Accounts payable” as a result of an increase in accounts payable has been corrected to record the correct balance of  $1,188,405.  This was previously recorded as an increase of  $534,236. This increase is due to an erroneous initial recording and the increased note payable for the Gifford Mabie liability.

5)
A new category has been added to the cash flow from financing activities to include the common stock issued from conversion of debt.  The increase to cash from the category “Common stock issued from conversion of debt” for 2010 is  $366,166.  Also, the amount of cash received from warrants has been added to the financial statements to the existing category “From exercise of stock options”. The addition of this resulted in an increase to cash to the category “From the exercise of stock options and warrants” of 96,200.  The category “From the exercise of stock options” was recorded on the 10-K as an increase of  $37,500.

6)
An increase in cash flow from financing activities as a result of an increase to the category “Sale of common stock issued for cash to third party investors” has been corrected to record the correct balance of  $1,529,991.  This category was previously recorded as  $2,239,216

	As Previously Reported	Adjustments	As Restated
Cash Flows From Operating Activities
Net Loss	$(2,381,443	(193,840)	$(2,575,284)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt discounts	-	125,000	125,000
Changes in working capital accounts:
Other receivables and advance payments	-	(274,361)	(274,361)
Change in accrued salaries and consulting	(498,585)	274,361	(215,224)
Accounts payable	534,236	654,169	1,188,405
Net cash provided by operating activities	(1,793,852	(585,328)	(1,208,524
Net cash used in investing activities	(782,375)	-	(782,375)

Cash Flows From Financing Activities
Sale of Common Stock to third party investors	2,239,216	(709,775)	1,529,991
Common stock issued for payment of debt	-	366,166	366,166
Convertible debentures issued for cash	300,000	(300,000)	-
Treasury Stock		(969)	(969)
From exercise of stock options and warrants	37,500	58,700	96,200
Net cash provided by financing activities	2,578,161	(584,973)	1,993,188

Effect of exchange rate changes on cash	-		-
Net increase in cash and cash equivalents	2,289	-	2,289
Cash and cash equivalents, beginning of year	67,228		67,228
Cash and cash equivalents, end of year	$69,517	-	$69,517